INCOME TAX (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	June 30, 2021	December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,920	$10,861
Change in fair value of warrants	(380,100)	—
Organizational costs/Startup expenses	1,115,645	78,848

Total deferred tax asset	746,465	89,709
Valuation allowance	(746,465)	(89,709)

Deferred tax asset, net of allowance	$—	$—

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,861
Organizational costs/Startup expenses	78,848

Total deferred tax asset	89,709
Valuation allowance	(89,709)

Deferred tax asset, net of allowance	$—

Income Tax Provision
The income tax provision consists of the following:

	June 30, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(746,465)	(89,709)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	746,465	89,709

Income tax provision	$—	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(89,709)
State
Current	$—
Deferred	$—
Change in valuation allowance	89,709

Income tax provision	$—

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at June 30, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	10.7%
Change in valuation allowance	-31.7%

Income tax provision	0.0%

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(18.9%)
Change in valuation allowance	(2.1%)

Income tax provision	0.0%